Deferred Revenue	3 Months Ended
Mar. 31, 2023
Deferred Revenue
Deferred Revenue

NOTE 8 – Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	Successor	Predecessor
	March 31, 2023	December 31, 2022
License agreements	$2,388	$1,937
Professional Service agreements	302	225
Total Deferred Revenue	$2,690	$2,162

The fair value of the deferred revenue approximates the services to be rendered.